Income Tax - Schedule of Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Deferred tax assets
Allowance for doubtful accounts receivables and other receivables	$ 3,414,879	$ 4,577,472
Net operating loss carrying forwards	6,457,758	12,435,377
Share-based compensation	3,607,362	3,639,981
Unrealized profit	4,038,924	4,078,848
Others		51,774
Total deferred tax assets	17,518,923	24,783,452
Less: Valuation allowance	(12,563,564)	(17,462,079)	$ (17,604,415)	$ (10,497,506)
Total deferred tax assets, net	4,955,359	7,321,373
Deferred tax liabilities
Intangible assets recognized from acquisition	(450,348)	(494,725)
Total deferred tax liabilities, net	$ (450,348)	$ (494,725)